Parent Company Only Condensed Financial Information - Condensed Balance Sheets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Assets [Abstract]
Cash and cash equivalents	¥ 4,298,693	¥ 4,424,462	¥ 4,239,359
Receivables from other than customers	1,345,631	1,030,023
Securities purchased under agreements to resell	13,210,236	14,004,757
Trading assets	26,128,073	22,372,339
Private equity and debt investments	214,014	151,710
Investments in subsidiaries and affiliates	535,402	506,389
Investments in equity securities	123,191	98,401
Other assets	1,598,457	1,124,473
Total assets	62,645,925	56,802,170
Liabilities [Abstract]
Payables to other than customers	3,432,040	2,766,112
Securities loaned	2,448,284	1,964,682
Other liabilities	1,813,635	1,456,598
Long-term borrowings	15,544,956	13,373,678
Total liabilities	58,791,010	53,221,171
Equity, Attributable to Parent [Abstract]
Common stock	594,493	594,493
Additional paid-in capital	706,261	704,877
Retained earnings	2,013,986	1,867,379
Accumulated other comprehensive income (loss)	548,221	447,808
Common stock held in treasury, at cost	155,093	143,678
Total equity	3,707,868	3,470,879
Total liabilities and equity	62,645,925	56,802,170
Parent Company [Member]
Assets [Abstract]
Cash and cash equivalents	181,147	149,626
Loans receivable to subsidiaries	8,425,447	7,575,326
Receivables from other than customers	175,106	214,520
Dividends receivable from subsidiaries and affiliates	254,764	190,104
Securities purchased under agreements to resell	135,664	212,836
Trading assets	28,457	18,876
Private equity and debt investments	31,283	30,704
Investments in subsidiaries and affiliates	3,492,266	3,172,744
Investments in equity securities	122,744	97,954
Other assets	314,707	294,532
Total assets	13,161,585	11,957,222
Liabilities [Abstract]
Short-term borrowings from subsidiaries	3,358,500	2,835,900
Payables to other than customers	2,122	2,441
Securities loaned	73,049	87,275
Other liabilities	374,949	431,978
Long-term borrowings	3,882,293	3,468,874
Long-term borrowings from subsidiaries	1,762,804	1,659,875
Total liabilities	9,453,717	8,486,343
Equity, Attributable to Parent [Abstract]
Common stock	594,493	594,493
Additional paid-in capital	706,261	704,877
Retained earnings	2,013,986	1,867,379
Accumulated other comprehensive income (loss)	548,221	447,808
Total NHI shareholders' equity before treasury stock	3,862,961	3,614,557
Common stock held in treasury, at cost	(155,093)	(143,678)
Total equity	3,707,868	3,470,879
Total liabilities and equity	¥ 13,161,585	¥ 11,957,222